Stockholders’ equity (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of stockholders’ equity number of shares
	Betterware de México, S.A.B. de C.V.	Betterware de México, S.A.B. de C.V. and BLSM Latino America Servicios, S.A. de C.V. (1)
	As of January 3, 2021	As of December 31, 2019	As of December 31, 2018

Fixed capital	10,000	5,000	5,000
Variable capital	36,574,968	5,032,939	3,654,378
	36,584,968	5,037,939	3,659,378
(1)	As of December 31, 2019 and 2018, for the 2019 and 2018 periods, the Group presented combined financial statements including Betterware and BLSM as they were entities under common control. The Group previously prepared combined statements of changes in net parent investment when all periods presented represented the combined results of both entities. As a result of the merger in March 2020, which resulted in BLSM becoming a wholly owned subsidiary of Betterware and the issuance of shares to the existing shareholders of such entities, the Group now prepares consolidated financial statements as of such date. The Group has therefore presented a combined statement of changes in stockholders’ equity for the 2019 period and for the year ended December 31, 2018 (presenting the net parent investment gross by including contributed capital and retained earnings, rather than net as presented in prior years), as management believes it is a preferable presentation for comparability purposes with the existing share structure and presentation applicable to the consolidated financial statements as of January 3, 2021 and for the 2020 period.